BUSINESS ACQUISITIONS (Details 3) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 560,069	$ 722,959
Net loss, pro forma	$ (3,224,778)	$ (3,651,676)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.08)	$ (0.13)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.08)	$ (0.13)
Shares used in computed net loss per common share, Basic	53,261,516	28,765,696
Shares used in computed net loss per common share, Diluted	53,261,516	28,765,696
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 560,069	$ 734,845
Net loss, pro forma	$ (3,540,908)	$ (5,356,399)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.06)	$ (0.13)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.06)	$ (0.13)
Shares used in computed net loss per common share, Basic	53,261,516	41,713,353
Shares used in computed net loss per common share, Diluted	53,261,516	41,713,353